                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December, 2010

Check here if Amendment [ ]; Amendment Number: ______

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Blue Mountain Capital Management, LLC
Address: 280 PARK AVENUE, 5TH FL EAST
         NEW YORK, NY 10017

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:  JODY FLAWS
Title: Head of Accounting
Phone: 212-905-1250

Signature, Place, and Date of Signing:

/s/ Jody Flaws                          New York, NY    02/11/2011
-------------------------------------   -------------   ---------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number             Name
--------------------             ----
28-___________________________   ________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        110
Form 13F Information Table Value Total: 228,713.75
                                        (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
___   28-_________________   ________________

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
COLUMN1                           COLUMN2    COLUMN3   COLUMN4     COLUMN5   COLUMN5  COLUMN5   COLUMN6  COLUMN7    COLUMN8
-------------------------------- --------   --------- --------- ------------ ------- -------- ---------- ------- ------------
                                                                   SHRS OR                                          VOTING
                                 TITLE OF               VALUE        PRN                      INVESTMENT  OTHER    AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP    (X$1000)      AMT      SH/PRN PUT/CALL DISCRETION MANAGER     SOLE
-------------------------------- --------   --------- --------- ------------ ------- -------- ---------- ------- ------------
ABBOTT LABORATORIES              COM        002824100    528.97       11,041 SH               SOLE                     11,041
ABERCROMBIE & FITCH CO-CL A      CL A       002896207  8,415.65   146,029.00 SH            -- SOLE            --   146,029.00
ABITIBIBOWATER INC/NEW           COM        003687209  8,394.09   354,630.00 SH            -- SOLE            --   354,630.00
AMERICAN AXLE & MFG HOLDINGS     COM        024061103    879.60       68,398 SH               SOLE                     68,398
AMERICAN EXPRESS CO              COM        025816109     25.02          583 SH               SOLE                        583
AMGEN INC                        COM        031162100     32.50          592 SH               SOLE                        592
ASHLAND INC                      COM        044209104  4,263.70    83,832.00 SH            -- SOLE            --    83,832.00
BANK OF AMERICA CORP             COM        060505104    535.39       40,134 SH               SOLE                     40,134
BERKSHIRE HATHAWAY INC-CL B(NYS) CL B NEW   084670702    104.30        1,302 SH               SOLE                      1,302
BOEING CO (NYS)                  COM        097023105     33.28          510 SH               SOLE                        510
BRISTOL-MYERS SQUIBB CO          COM        110122108     86.67        3,273 SH               SOLE                      3,273
CATERPILLAR INC                  COM        149123101     53.39          570 SH               SOLE                        570
DOMTAR CORP (NYS)                COM NEW    257559203  6,736.38    88,730.00 SH            -- SOLE            --    88,730.00
EMC CORP/MASS [NYS]              COM        268648102     28.26        1,234 SH               SOLE                      1,234
ELECTRONIC ARTS INC              COM        285512109  9,422.12   575,221.00 SH            -- SOLE            --   575,221.00
FORD MOTOR CO-CW13               *W EXP
                                 01/01/201  345370134  7,147.55      877,000 SH               SOLE                    877,000
FORD MOTOR CO                    COM PAR
                                 $0.01      345370860    143.71        8,559 SH               SOLE                      8,559
GANNETT CO (NYS)                 COM        364730101  3,639.84   241,209.00 SH            -- SOLE            --   241,209.00
HARLEY-DAVIDSON INC              COM        412822108    762.74       22,000 SH               SOLE                     22,000
HEWLETT-PACKARD CO[NYS]          COM        428236103     39.11          929 SH               SOLE                        929
HOME DEPOT INC                   COM        437076102     80.11        2,285 SH               SOLE                      2,285
JOHNSON & JOHNSON                COM        478160104    330.90        5,350 SH               SOLE                      5,350
MCCLATCHY CO-CL A                CL A       579489105 12,547.43    2,686,815 SH               SOLE                  2,686,815
MCDONALDS CORP                   COM        580135101    152.98        1,993 SH               SOLE                      1,993
MERCER INTL INC-SBI (NMS)        COM        588056101  3,827.08   493,817.00 SH            -- SOLE            --   493,817.00
PEPSICO INC                      COM        713448108    176.65        2,704 SH               SOLE                      2,704
PFIZER INC                       COM        717081103    259.64       14,828 SH               SOLE                     14,828
RITE AID CORP(NYS)               COM        767754104  7,825.17 8,860,014.00 SH            -- SOLE            -- 8,860,014.00
EW SCRIPPS CO-CL A               CL A NEW   811054402  1,198.99   118,127.00 SH            -- SOLE            --   118,127.00
TEMPLE-INLAND INC [NYS]          COM        879868107  8,203.76      386,241 SH               SOLE                    386,241
US BANCORP                       COM NEW    902973304     25.43          943 SH               SOLE                        943
UNITED PARCEL SERVICE-CL B       CL B       911312106     95.81        1,320 SH               SOLE                      1,320
UNITED TECHNOLOGIES CORP         COM        913017109     86.91        1,104 SH               SOLE                      1,104
UNIVERSAL TECHNICAL INSTITUT     COM        913915104  5,200.02      236,150 SH               SOLE                    236,150
WAL-MART STORES INC              COM        931142103    174.03        3,227 SH               SOLE                      3,227
WESTERN UNION CO (NYS)           COM        959802109     86.91        1,104 SH               SOLE                      1,104
NAVISTAR INTERNATIONAL           COM        63934E108  6,535.78      112,861 SH               SOLE                    112,861
AT&T INC                         COM        00206R102    476.63       16,223 SH               SOLE                     16,223
ALTRIA GROUP INC                 COM        02209S103    157.42        6,394 SH               SOLE                      6,394
AVIAT NETWORKS INC               COM        05366Y102 10,334.09    2,038,283 SH               SOLE                  2,038,283
CAPITOL FEDERAL FINANCIAL INC    COM        14057J106  4,764.00      400,000 SH               SOLE                    400,000
CISCO SYSTEMS INC [NMS]          COM        17275R102    640.48       31,660 SH               SOLE                     31,660
COMCAST CORP-CL A (NMS)          CL A       20030N101     43.24        1,968 SH               SOLE                      1,968
CONOCOPHILLIPS                   COM        20825C104    151.59        2,226 SH               SOLE                      2,226


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
DISH NETWORK CORP-A (NAS)        CL A       25470M109  7,279.08      370,248 SH               SOLE                    370,248
GOLDMAN SACHS GROUP INC          COM        38141G104     46.24          275 SH               SOLE                        275
HESS CORP                        COM        42809H107  8,102.91      105,865 SH               SOLE                    105,865
JP MORGAN CHASE & CO             COM        46625H100    199.04        4,692 SH               SOLE                      4,692
KRAFT FOODS INC-A                CL A       50075N104    107.54        3,413 SH               SOLE                      3,413
MERC 8.5% 15 JAN 2012            NOTE
                                 8.500% 1/1 588056AK7  7,722.49    3,166,000 SH               SOLE                  3,166,000
MERCK & CO. INC                  COM        58933Y105    176.85        4,907 SH               SOLE                      4,907
ORACLE CORP (NMS)                COM        68389X105    109.80        3,508 SH               SOLE                      3,508
SELECT SECTOR SPDR TR            SBI
                                 MATERIALS  81369Y100 18,809.14      488,549 SH               SOLE                    488,549
SELECT SECTOR SPDR TR            SBI
                                 INT-ENERGY 81369Y506 42,018.80      615,660 SH               SOLE                    615,660
SWIFT TRANSPORTATION CO (NYS)    COM        87074U101  2,038.70      162,966 SH               SOLE                    162,966
3M CO                            COM        88579Y101     80.60          934 SH               SOLE                        934
VERIZON COMMUNICATIONS INC       COM        92343V104    284.45        7,950 SH               SOLE                      7,950
ALCOA INC P @ 9.0 JAN 11         Option     013817951      0.05           50 SH      PUT      SOLE
APPLE INC P @ 240.0 JAN 11       Option     037833950      0.53           46 SH      PUT      SOLE
AMR CORP P @ 2.5 JAN 11          Option     001765956      8.00        8,000 SH      PUT      SOLE
AMR CORP P @ 2.5 JAN 12          Option     001765956     44.45     3,704.00 SH      PUT      SOLE
AMR CORP P @ 3.0 JAN 13          Option     001765956     50.46        1,682 SH      PUT      SOLE
AMR CORP P @ 3.0 JAN 13          Option     001765956    148.38     4,946.00 SH      PUT      SOLE
CLEAN ENERGY FUELS CORP P @ 17.0
   JAN 11                        Option     184499951    484.47     1,538.00 SH      PUT      SOLE
DOW CHEMICAL P @ 20.0 JAN 11     Option     260543953      0.38          188 SH      PUT      SOLE
ELECTRONIC ARTS INC P @ 14.0
   MAR 11                        Option     285512959   138.048        5,752 SH      PUT      SOLE
FORD MOTOR CO P @ 15.0 JUN 11    Option     345370950    358.44     4,398.00 SH      PUT      SOLE
FORD MOTOR CO P @ 5.0 JAN 13     Option     345370950     91.00        9,100 SH      PUT      SOLE
FIRST SOLAR INC P @ 100.0 MAR 11 Option     336433957    227.50        1,300 SH      PUT      SOLE
SPDR GOLD TRUST C @ 145.0 JAN 11 Option     78463V907     64.80        1,350 SH      CALL     SOLE
SPDR GOLD TRUST C @ 148.0 JAN 11 Option     78463V907      4.40          200 SH      CALL     SOLE
SPDR GOLD TRUST C @ 150.0 JAN 11 Option     78463V907     24.50        1,750 SH      CALL     SOLE
SPDR GOLD TRUST C @ 152.0 JAN 11 Option     78463V907      2.38          250 SH      CALL     SOLE
SPDR GOLD TRUST C @ 153.0 JAN 11 Option     78463V907      1.50          200 SH      CALL     SOLE
SPDR GOLD TRUST C @ 155.0 JAN 11 Option     78463V907      1.38          250 SH      CALL     SOLE
GOODYEAR TIRE & RUBBER CO C @
   11.0 JAN 11                   Option     382550901    394.63        3,850 SH      CALL     SOLE
GOODYEAR TIRE & RUBBER CO C @
   12.5 JAN 11                   Option     382550901      0.47           21 SH      CALL     SOLE
GOODYEAR TIRE & RUBBER CO C @
   15.0 JAN 11                   Option     382550901     12.50        2,500 SH      CALL     SOLE
GOODYEAR TIRE & RUBBER CO P @
   11.0 JAN 11                   Option     382550951     48.13        3,850 SH      PUT      SOLE
GOODYEAR TIRE & RUBBER CO P @
   12.5 JAN 11                   Option     382550951    207.98        2,521 SH      PUT      SOLE
LYONDELLBASELL INDU-CL A (NYS)   SHS -A-    N53745100 11,600.13      337,213 SH               SOLE                    337,213
NAVISTAR INTERNATIONAL C @ 60.0
   JAN 11                        Option     63934E908    546.38        4,650 SH      CALL     SOLE
NEWMONT MINING CORP P @ 45.0
   JAN 11                        Option     651639956      0.50          200 SH      PUT      SOLE
QUALCOMM INC C @ 47.5 JAN 11     Option     747525903    667.39        2,775 SH      CALL     SOLE
S & P 500 INDEX P @ 1050.0
   JUN 11                        Option     010500000    845.50          445 SH      PUT      SOLE

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
S & P 500 INDEX P @ 1125.0
   JUN 11                        Option     011250000  2,166.50          700 SH      PUT      SOLE
S & P 500 INDEX P @ 1150.0
   JUN 11                        Option     011500000  2,217.35          610 SH      PUT      SOLE
S & P 500 INDEX P @ 1175.0
   JUN 11                        Option     011750000  2,281.78          535 SH      PUT      SOLE
SPDR S&P 500 ETF TRUST C @ 124.0
   JAN 11                        Option     78462F903     42.55          134 SH      CALL     SOLE
SPDR S&P 500 ETF TRUST P @ 121.0
   JAN 11                        Option     78462F953      7.10          134 SH      PUT      SOLE
ISHARES BARCLAYS 20+ YR TREAS
   C @ 102.0 JAN 11              Option     464287903      1.00          400 SH      CALL     SOLE
ISHARES BARCLAYS 20+ YR TREAS P
   @ 101.0 JAN 11                Option     464287953    279.00          400 SH      PUT      SOLE
TESORO CORP P @ 11.0 JAN 11      Option     881609951     15.56        7,782 SH      PUT      SOLE
UNITED CONTINENTAL HOLDINGS P @
   2.5 JAN 11                    Option     910047959     14.00        7,000 SH      PUT      SOLE
WESTERN UNION CO C @ 17.0 MAY 11 Option     959802909    543.56        2,313 SH      CALL     SOLE
WESTERN UNION CO C @ 19.0 MAY 11 Option     959802909    239.43        2,082 SH      CALL     SOLE
UNITED STATES STEEL CORP P @
   35.0 JUL 11                   Option     912909958    371.88        4,250 SH      PUT      SOLE
UNITED STATES STEEL CORP P @
   40.0 JUL 11                   Option     912909958    637.72        4,280 SH      PUT      SOLE
UNITED STATES STEEL CORP P @
   45.0 JUL 11                   Option     912909958    809.19        3,330 SH      PUT      SOLE
UNITED STATES STEEL CORP P @
   22.5 JAN 13                   Option     912909958     48.25          341 SH      PUT      SOLE
UNITED STATES STEEL CORP P @
   22.5 JAN 13                   Option     912909958     93.25          659 SH      PUT      SOLE
UNITED STATES STEEL CORP P @
   22.5 JAN 13                   Option     912909958    141.50        1,000 SH      PUT      SOLE
MATERIALS SELECT SECTOR SPDR
   C @ 30.0 JAN 11               Option     81369Y900    211.25          250 SH      CALL     SOLE
MATERIALS SELECT SECTOR SPDR
   P @ 30.0 JAN 11               Option     81369Y950      1.00          250 SH      PUT      SOLE
FINANCIAL SELECT SECTOR SPDR
   C @ 15.0 JAN 11               Option     81369Y906    189.00        1,800 SH      CALL     SOLE
FINANCIAL SELECT SECTOR SPDR
   P @ 14.0 JAN 11               Option     81369Y956      4.50        1,800 SH      PUT      SOLE
EXXON MOBIL CORP C @ 70.0 JAN 11 Option     30231G902    345.00        1,000 SH      CALL     SOLE
EXXON MOBIL CORP P @ 60.0 JAN 11 Option     30231G952      0.00            1 SH      PUT      SOLE
EXXON MOBIL CORP P @ 70.0 JAN 11 Option     30231G952     26.00        1,000 SH      PUT      SOLE
FLEXTRONICS INTL LTD [NMS]       ORD        Y2573F102    430.18       54,800 SH               SOLE                     54,800